OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table represents stock option activity for the nine-month period ended September 30, 2022:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2021	410,964	$4.78	4.67	$368,417
Options Exercisable as of December 31, 2021	302,191	$4.88	4.38	$257,186
Options granted	-	$-	-	$-
Options forfeited	(10,207)	$4.73	3.91	$-
Options expired	(61,900)	$5.56	2.05	$-
Options exercised	-	$-	-	$-
Options outstanding as of September 30, 2022	338,857	$4.64	4.26	$-
Options exercisable as of September 30, 2022	286,841	$4.64	4.15	$-

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2019	346,998	$4.39	6.77	$817,220
Options Exercisable as of December 31, 2019	207,485	$5.29	5.53	314,338
Options granted	94,154	4.42	3.97
Options forfeited	(15,168)	3.18	7.12
Options expired	-	-	-	-
Options exercised	(167)	3.00	-	-

Options Outstanding as of December 31, 2020	425,817	$4.44	5.33	$597,322
Options Exercisable as of December 31, 2020	282,167	$4.52	4.56	$384,226
Options granted	36,700	5.74	4.19	-
Options forfeited	(21,200)	6.45	4.11	-
Options expired	-	-	-	-
Options exercised	(30,353)	0.06	-	-

Options Outstanding as of December 31, 2021	410,964	$4.78	4.67	$368,417
Options Exercisable as of December 31, 2021	302,191	$4.88	4.38	$257,186

SCHEDULE OF ESTIMATE FAIR VALUE OF STOCK OPTIONS

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020:

	2021	2020
Expected dividend yield	0%	0%
Weighted-average expected volatility	102-207%	133-236%
Weighted-average risk-free interest rate	0.25%	0.25%
Expected life of options	5 years	5-7 years